Note 20 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues
United States	165,115	133,263	106,672
Europe, Middle-East and Africa	80,094	77,576	75,165
Canada	18,167	15,667	13,266
Asia Pacific	11,795	10,933	8,676
	275,171	237,439	203,779

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues
Services	241,543	204,376	172,950
Professional services and other	27,774	24,918	23,917
Licenses	5,854	8,145	6,912
	275,171	237,439	203,779

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2019	January 31, 2018
Total long-lived assets
United States	119,958	108,077
Europe, Middle-East and Africa	28,433	37,857
Canada	40,413	44,865
	188,804	190,799